Financial risk management - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2018
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.65%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.65%
Probable [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.40%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.40%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.12%
Probable [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.90%
Probable [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.20%
Probable [member] | LIBOR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.02%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.56%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.56%
25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.00%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.00%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.15%
25% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.63%
25% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.25%
25% [member] | LIBOR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.78%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	11.48%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	11.48%
50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.60%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.60%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.18%
50% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.35%
50% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.30%
50% [member] | LIBOR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.53%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.74%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.74%
-25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.80%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.80%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.09%
-25% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.18%
-25% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.15%
-25% [member] | LIBOR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.27%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.83%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.83%
-50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.20%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.20%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.06%
-50% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.45%
-50% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.10%
-50% [member] | LIBOR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.51%